Business Combination Agreement (Details)		3 Months Ended				9 Months Ended	12 Months Ended
	Mar. 15, 2021 USD ($) shares	Mar. 31, 2021 USD ($) D $ / shares shares	Aug. 31, 2020 $ / shares shares	May 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Business Acquisition [Line Items]
Commitments for PIPE financing					$ 3,244,433		$ 22,575,379
Number of shares received in exchange | shares			800,000	1,058,500			13,375,384
Common stock, par value | $ / shares		$ 0.001				$ 0.001	$ 0.001	$ 0.001
Share issue price | $ / shares		25	$ 25	$ 5.00		$ 0.01	0.01
Therapeutics Acquisition Corp.
Business Acquisition [Line Items]
Common shares to be issued in exchange for each share of new entity | shares	3.59
Commitments for PIPE financing						$ 25,000
Therapeutics Acquisition Corp. | Class A common shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Therapeutics Acquisition Corp. | PIPE financing
Business Acquisition [Line Items]
Commitments for PIPE financing	$ 165,000,000
Number of shares received in exchange | shares	16,500,000
Termination period after written notice of the contract | D		30
Therapeutics Acquisition Corp. | PIPE financing | Class A common shares
Business Acquisition [Line Items]
Commitments for PIPE financing		$ 16,500,000
Number of shares received in exchange | shares		165,000,000
Share issue price | $ / shares		$ 10.00
Capital fund		$ 40,000,000
Therapeutics Acquisition Corp. | Point
Business Acquisition [Line Items]
Common stock vested equity value		$ 585,000,000
Number of Shares of Common Stock For Each Share Held Prior to Effective Time | shares		1
Common stock, par value | $ / shares		$ 0.0001